GOODWILL AND INTANGIBLE ASSETS - Goodwill by Reporting Unit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Goodwill
Balance at beginning of period	$ 1,502,406	$ 1,646,987
Additions	5,624
Deductions		(144,581)
Balance at end of period	1,508,030	1,502,406
Accumulated Impairment Loss	(198,329)	(198,329)
People Inc.
Goodwill
Balance at beginning of period	1,497,642	1,497,642
Additions	5,624
Deductions		0
Balance at end of period	1,503,266	1,497,642
Accumulated Impairment Loss	(198,329)	(198,329)
Digital
Goodwill
Balance at beginning of period	1,497,642	1,497,642
Additions	5,624
Deductions		0
Balance at end of period	1,503,266	1,497,642
Accumulated Impairment Loss	(198,329)	(198,329)
Emerging & Other
Goodwill
Balance at beginning of period	4,764	149,345
Additions	0
Deductions		(144,581)
Balance at end of period	4,764	4,764
Accumulated Impairment Loss	$ 0	$ 0